LONG-TERM LOANS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
LONG-TERM LOANS
NOTE 10 – LONG-TERM LOAN

In October 2018, the Company entered into a loan agreement with Kreos Capital V (Expert Fund) L.P. (“Kreos Capital”) in order to finance a $10 million cash payment relating to the agreement with Biokine (see Note 8).

Composition

	December 31,
	2020	2021
	in USD thousands

Total loan balance	5,832	2,757
Less current maturities	(3,092)	(2,757)
Long-term portion of loan	2,740	-